2018 REGISTERED DIRECT OFFERING (Tables) - Registered Direct Offering 2018 [Member]	12 Months Ended
Sep. 30, 2019
Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

Fair Value Measurements Using Significant Unobservable Inputs	September 30,	September 30,
(Level 3)	2019	2018
Beginning balance at beginning of year	$1,917,348	$—

Issuances	—	2,397,454

Adjustments to estimated fair value	(1,169,073)	(480,106)

Ending balance at end of year	$748,275	$1,917,348

Schedule of assumptions used to value derivative liabilities

The derivative liabilities were valued as of September 30, 2019, September 30, 2018 and June 30, 2018 using the Black Scholes Model with the following assumptions:

	September 30,	September 30,	June 30,
	2019	2018	2018
Closing price per share of common stock	$0.24	$0.42	$0.48
Exercise price per share	$0.70	$0.70	$0.70
Expected volatility	78.72%	100.18%	105.94%
Risk-free interest rate	1.56%	2.94%	2.73%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	3.73	4.74	5.00